Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Computer equipment	513,448	623,482
Office equipment	115,048	150,048
Vehicles	3,599	3,599
Leasehold improvement	94,340	99,671
Less: accumulated depreciation	(338,868)	(530,439)
Exchange difference	(35)	(16)
	387,532	346,345